Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Cash Flows [Abstract]
Proceeds from issuance of shares and warrants, issuance costs	$ 1,014	$ 78	$ 11
Proceeds from convertible loan, net of issuance costs		60
Proceeds from long-term loan, issuance costs			$ 41